Share Capital (Details)						12 Months Ended
	Sep. 15, 2023 shares	Aug. 28, 2022 shares	Aug. 24, 2022 $ / shares shares	Aug. 25, 2021 USD ($) shares	Aug. 25, 2021 $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022
Share Capital [Line Items]
Issued and outstanding common shares						10.00%
RSU granted						3.00%
Share-based compensation (in Dollars) | $						$ 4,146,000		$ 3,842,000
Description of options vested						The options were granted to directors, officers, and employees with a life of five years subject to a vesting schedule over a three-year term with 1/6 of the options vesting every six months from the date of grant until fully vested.
Employees life of years						5 years
Stock option | shares						330,000
Exercise price (in Dollars per share)							$ 4.41
Share option							1,327,001	1,431,668	995,335
Exercise price, per share (in Dollars per share)							$ 3.93
Option granted								595,000
Options distributed | shares						296,662
Cash dividends declared (in Dollars) | $						$ 4,428,000		$ 4,425,000
Cash dividends declared (in Dollars per share)						$ 0.025		$ 0.025
Common shares | shares				7,054,000		191,770
Common shares cost (in Dollars) | $				$ 739,960
Weighted average price (in Dollars per share)					$ 3.25		3.16
Repurchase common shares | shares	8,487,191	7,079,407	294,831
Total repurchasing cost (in Dollars) | $						$ 3,100,000
Anti-dilutive options and warrants | shares						1,327,001		1,431,668
Bottom of Range [Member]
Share Capital [Line Items]
Options cancelled (in Dollars per share)							3.93
Top of Range [Member]
Share Capital [Line Items]
Options cancelled (in Dollars per share)							9.45
RSUs [Member] | Directors, Officers, and Employees [Member]
Share Capital [Line Items]
Option granted						1,056,000
RSUs [Member] | Directors, Officers, and Employees [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share)							$ 5.28
Restricted Share Units One [Member] | Directors, Officers, and Employees [Member]
Share Capital [Line Items]
Option granted						1,044,750
2023 NCIB [Member]
Share Capital [Line Items]
Weighted average price (in Dollars per share)			$ 3.49
Stock Options [Member]
Share Capital [Line Items]
Share option							10,000